Schedule of Assets and Liabilities Measured at Fair Value (Details) - PROCAP BTC, LLC [Member] - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 09, 2025
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Digital assets	$ 565,404,018	$ 530,796,383
Derivative Liability	516,500	45,968,500
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Digital assets	565,404,018	530,796,383
Derivative Liability
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Digital assets
Derivative Liability
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Digital assets
Derivative Liability	$ 516,500	$ 45,968,500